RISK MANAGEMENT - Level of collateral held (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Risk Management [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 1,121,219	$ 2,827,817
Debt Securities
Disclosure Of Risk Management [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 974,436	$ 2,352,276
Description of terms and conditions of financial assets pledged as collateral for liabilities or contingent liabilities	Government bonds (TES)	Government Bonds (TES) and term deposits
Derivative financial instruments [member]
Disclosure Of Risk Management [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 63	$ 97
Description of terms and conditions of financial assets pledged as collateral for liabilities or contingent liabilities	Cash	Cash
Trading equity securities
Disclosure Of Risk Management [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 0	$ 0
Description of terms and conditions of financial assets pledged as collateral for liabilities or contingent liabilities	0	0